11. INVESTMENTS IN SUBSIDIARIES ACCOUNTED FOR USING EQUITY METHOD (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	$ 21,262,939	$ 21,819,709	$ 23,433,439
Share of gain (loss) for the year	2,706,486	2,961,063
Viña Almaviva S.A.
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	13,582,197	12,390,675
Share of gain (loss) for the year	2,222,307	1,960,264
Industria Corchera S.A
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	5,998,538	5,861,861
Share of gain (loss) for the year	227,678	300,867
Innovacion Tecnológica Vitivinicola S.A.
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	5,774	4,212
Share of gain (loss) for the year	174	0
Excelsior Wine Company
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	0	1,854,159
Share of gain (loss) for the year	193,564	435,290
Southern Brewing Company S.A
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	0	0
Share of gain (loss) for the year	0	216,871
Alpha Cave / Latour
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	0	403,658
Share of gain (loss) for the year	(864)	(97,724)
VCT Japan Company
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	130,913	95,508
Share of gain (loss) for the year	1,870	(6,808)
Escalade W&S
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	648,668	599,053
Share of gain (loss) for the year	30,820	95,595
Beer Garden Bellavista S.p.A.
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	896,849	610,583
Share of gain (loss) for the year	$ 30,937	$ 56,708